INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Italy joint venture - Statement of financial position (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 05, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of financial position
Non-current assets		$ 15,113	$ 16,643
Current assets		3,875	4,550
Assets held for sale		533
Total assets		19,521	21,193
Non-current liabilities		(10,937)	(8,593)
Current liabilities		(4,607)	(6,557)
Liabilities relating to assets held for sale		(50)
Cash and cash equivalents		1,304	2,942	$ 3,614	$ 6,342
Current financial liabilities		(1,268)	(3,046)
Non-current financial liabilities		(10,362)	(8,070)
Italy Joint Venture
Statement of financial position
Non-current assets		17,672	17,469
Current assets		2,782	2,579
Assets held for sale		289	53
Total assets		20,743	20,101
Non-current liabilities		(13,166)	(12,673)
Current liabilities		(3,729)	(3,322)
Liabilities relating to assets held for sale		(7)
Total liabilities		(16,902)	(15,995)
Net assets		$ 3,841	$ 4,106
Ownership interest in joint venture (in percentage)	50.00%	50.00%	50.00%
Company's share of Italy Joint Venture net assets		$ 1,921	$ 2,053
Carrying amount		1,921	2,053
Cash and cash equivalents		743	666
Current financial liabilities		(59)	(186)
Non-current financial liabilities		(12,406)	(12,409)
Dividends received		$ 0	$ 0